Law Offices
                          Drinker Biddle & Reath, LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                            Telephone: (215) 988-2700
                                  Telex: 834684
                               Fax: (215) 988-2757


                                  March 9, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find a supplement dated March 9, 1998 to Pacific Horizon's Prospectuses dated June 16, 1997, June 24, 1997 and June 29, 1997.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/ Kenneth L. Greenberg







                       PACIFIC HORIZON FUNDS, INC.

               Aggressive Growth, Asset Allocation, Blue Chip,
         California Tax-Exempt Bond, Capital Income, Corporate Bond,
      Intermediate Bond, International Equity, National Municipal Bond,
             California Tax-Exempt Bond, Short-Term Government,
          U.S. Government Securities, Prime, Treasury, Government,
                       Treasury Only, Tax-Exempt Money
                 and California Tax-Exempt Money Market Funds


                       Supplement dated March 9, 1998 to
      Prospectuses dated June 16, 1997, June 24, 1997 and June 29, 1997


     Effective March 1, 1998 Robertson, Stephens & Company Investment Management, L.P., a wholly owned, indirect subsidiary of BankAmerica Corp. and an affiliate of Bank of America NT&SA ("Bank of America"), has assumed administrative and investment advisory responsibilities from Bank of America for Pacific Horizon Funds, Inc. and investment advisory responsibilities from Bank of America for Master Investment Trust,
Series I.